Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested equity awards	$ 0.9	$ 0.9	$ 0.8
Number of Shares
Beginning of year	39,403	38,451	41,706
Add (deduct):
Granted	29,206	39,403	38,451
Vested	(39,403)	(38,451)	(41,706)
End of year	29,206	39,403	38,451
Weighted Average Grant Date Fair Value
Beginning of year	$ 74.77	$ 73.43	$ 62.23
Granted	105.16	74.77	73.43
Vested	74.77	73.43	62.23
End of year	$ 105.16	$ 74.77	$ 73.43